Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 107,798	$ 96,255
Restricted cash	850	3,487
Accounts receivable, net	62,449	64,363
Inventories, net	166,262	98,537
Income taxes receivable	2	2,452
Prepaid expenses	18,337	14,222
Other current assets	4,910	4,329
Total current assets	360,608	283,645
Property and equipment, net	45,008	51,175
Deferred tax assets, net	442	914
Operating lease right-of-use assets	51,963	60,636
Other noncurrent assets	10,886	10,951
Total assets	468,907	407,321
Current liabilities:
Accounts payable	160,252	148,279
Accrued liabilities	49,320	48,629
Deferred revenue	27,146	26,988
Line of credit	6,276	7,069
Lease liabilities – current	13,518	12,608
Total current liabilities	256,512	243,573
Income taxes payable	2,533	1,871
Lease liabilities – noncurrent	43,456	53,318
Other liabilities	5,698	2,467
Total liabilities	308,199	301,229
Commitments and contingencies (Note 14)
Stockholders’ Equity
Common Stock, $0.43696 par value; unlimited shares authorized; 20,973 and 19,478 shares issued and outstanding as of December 31, 2025 and 2024, respectively	9,165	8,512
Additional paid-in capital	346,739	289,096
Notes receivable – related party	(15,189)	(15,189)
Accumulated other comprehensive loss	(1,099)	(2,300)
Accumulated deficit	(178,908)	(174,027)
Total stockholders’ equity	160,708	106,092
Total liabilities and stockholders’ equity	$ 468,907	$ 407,321